GENERAL	12 Months Ended
Dec. 31, 2020
GENERAL [Abstract]
GENERAL	GENERAL
a.General:
NICE Ltd. and its subsidiaries (the “Company”) is a global enterprise software leader, providing cloud platforms for AI-driven business solutions that serve two main markets, Customer Engagement and Financial Crime and Compliance. The Company's core mission is to transform experiences to be extraordinary and trusted. The Company's solutions are used by customer service organizations of enterprises of all sizes and verticals, and by compliance and fraud-prevention groups in leading financial institutions, offered in multiple delivery models, including cloud and on-premises.

The Company helps organizations transform customer experiences with solutions aimed at understanding consumer journeys, creating smarter hyper-personalized connections, managing omnichannel interactions and providing digital-centric self-service capabilities. The Company also helps organizations transform their workforce experience with solutions aimed at engaging employees, optimizing operations and automating processes. In the Financial Crime and Compliance market, the Company protect financial services organizations and their customers’ accounts and transactions, with solutions that identify risks faster and earlier to prevent money laundering and fraud, as well as ensure compliance in real-time. .

NICE Ltd. is at the forefront of several industry technological disruptions that have greatly accelerated over the course of the recent pandemic: the adoption of cloud platforms by organizations of all sizes and verticals, the shift of consumer and organizational preferences towards digital-centric services and experiences, the growing acceptance of AI, and the need to manage, optimize and engage a diverse and remote workforce. The Company's suite of integrated portfolio of solutions, based on the Company's unique domain expertise, provide customer experience, financial crime and public safety organizations with industry-leading agility and unmatched innovation that are essential for organizations’ success.

b.Acquisitions:
1. Acquisitions in 2020:
a.On August 18, 2020 the Company completed the acquisition of Guardian Analytics, Inc. ("Guardian Analytics"), a leading AI cloud-based financial crime risk management solution provider. The Company acquired Guardian Analytics for total consideration of $113,921.

Upon acquisition, Guardian Analytics became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date the Company preliminarily recorded core technology, customer relationships, customer backlog and goodwill in amounts of $38,341; $6,659; $1,028 and $65,888, respectively. The estimated useful life of the core technology, customer relationships, and customer backlog is 6 years, 8 years and 2 years respectively.

Goodwill generated from this business combination is attributed to synergies between the Company's and Guardian Analytics respective products and services. The goodwill is not deductible for income tax purposes. The preliminary fair value of assets acquired and liabilities assumed from those acquisitions completed during 2020 were based upon preliminary calculations and valuations, and the estimates and assumptions for this acquisition are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).

The results of Guardian analytics operations have been included in the consolidated financial statements since August 18, 2020. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statement of income.
b. During 2020, the Company acquired certain additional companies (in one of them the Company acquired 50.1% of the share capital), which was accounted for as a business combination for a total consideration of $50,686. The financial results of the those acquired companies are included in the Company’s consolidated financial statements from their respective acquisition dates, and the results from these acquisitions individually and in aggregate, were not material to the Company’s consolidated financial statements. The Company preliminary recorded $22,968 of identifiable intangible assets based on their estimated fair values, and $54,869 of residual goodwill. The preliminary fair value of the non-controlling interest on the acquisition date was approximately $24,985.

The preliminary fair value of assets acquired and liabilities assumed from acquisitions completed during 2020, were based upon preliminary calculations and valuations, and the estimates and assumptions for these acquisitions are subject to change as the Company obtains additional information during the respective measurement periods (up to one year from the respective acquisition dates).

2. Acquisitions in 2019:
During 2019, the Company acquired certain companies accounted for as a business combination and an asset acquisition (see also note 2z). The financial results of the acquired companies are included in the Company’s consolidated financial statements, from their respective acquisition dates, and the results from each of these companies were not individually material to the Company’s consolidated financial statements. In the aggregate, the total purchase price for these acquisitions was approximately $26,671 in cash. The Company recorded $15,683 of identifiable intangible assets, based on their estimated fair values, and $14,480 of residual goodwill.

3. Acquisition of Mattersight Corporation in 2018:
On August 20, 2018, the Company completed the acquisition of Mattersight Corporation ("Mattersight"), a leading provider of cloud-based analytics for customer service organizations. The Company acquired Mattersight for total consideration of $105,053.
Upon acquisition, Mattersight became a wholly-owned subsidiary of the Company. The acquisition was accounted for as a business combination. As of the acquisition date the Company recorded core technology, customer relationships, customer backlog and goodwill in amount of $50,852; $7,757; $5,439 and $48,579, respectively. The estimated useful life of the core technology, customer relationships, and customer backlog is 5 to 7 years, 7 years, and 2 to 3 years, respectively.
Goodwill generated from this business combination is attributed to synergies between the Company's and Mattersight's respective products and services. The goodwill is not deductible for income tax purposes. The fair value estimates of assets acquired and liabilities assumed from this acquisition were based on a preliminary valuation, which was finalized during 2019 as part of the measurement period. See Note 8 regarding changes during 2019.

The results of Mattersight's operations have been included in the consolidated financial statements since August 20, 2018. Pro forma results of operations related to this acquisition have not been prepared because they are not material to the Company's consolidated statement of income.
4. Acquisitions related costs:
During 2020, 2019 and 2018, acquisition related costs amounted to $1,720, $720 and $1,249 respectively, and were included in general and administrative expenses.